Labor and social obligations	12 Months Ended
Dec. 31, 2022
Labor And Social Obligations
Labor and social obligations

16	Labor and social obligations

a) Variable compensation (bonuses)

The Company recorded bonuses related to variable compensation of employees and management in cost of services and general and administrative expenses of R$24,248, R$ 25,587 and R$ 9,514 in the years ended December 31, 2022, 2021 and 2020, respectively.

b) Afya Limited share-based compensation plans

b.1) Stock options plan

The stock options plan approved on August 30, 2019, granted to senior executives and other employees of the Company, as a result of the IPO will govern the issuance of equity incentive awards with respect to Company’s Class A common shares. The fair value of the stock options was estimated at the grant date using the Binomial pricing model, taking into account the terms and conditions on which the stock options were granted. The Company accounts for the stock options plan as an equity-settled plan.

On July 29, 2020, the board of directors approved a change in the strike price of the current share-based compensation plan. The strike price is now measured in Brazilian Reais (where the Company’s operations are located and valuated) adjusted by CDI rate instead of U.S. dollar adjusted by T-Bond. Furthermore, the first tranche had its vesting period extended from May 2020 to May 2021, including one year lock-up period after the vesting period. This change was assessed as a modification by the Company and was accounted for in accordance with IFRS 2.

On July 8, 2022, the People and ESG Committee approved a change in the strike price of the current share-based compensation plan. All the tranches still to be vested had their strike price modified compared to the IPO price in Brazilian Reais (R$71.22), adjusted from the IPO date until the exercise date using the CDI rate, excluding dividends. The already vested tranches will remain on the previous settled strike price. This change was assessed as a modification by the Company and accounted for in accordance with IFRS 2.

As result of those modifications, the expense related to the share-based payment of the Company reflects the cost of the original award at grant date over the vesting period plus the incremental fair value of the repriced options at modification date over the vesting period of the options.

The average incremental fair value, as result of the modification, was R$ 3.84 per stock option. The following table list the inputs to the model used to determine the incremental fair value of the stock options as result of the modification:

	Modified plan	Original plan
Strike price at the measurement date	R$76	R$85 – R$126
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	48% - 59%	42% - 69%
Risk-free interest rate (%)	13% - 15%	5% - 13%
Expected life of stock options (years)	1 – 5	1 – 5
Share price at the measurement date	R$48	R$80 – R$145
Model used	Binomial	Binomial
Weighted average fair value at the measurement date	R$53.06	R$49.22

On May 18, 2022, July 11, 2022 and September 14, 2022, the Company granted 1,234,919 additional stock options, respectively:

	May 2022	July 2022	September 2022
Strike price at the measurement date	R$70	R$52	R$52
Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	48% - 60%	48% - 59%	48% - 58%
Risk-free interest rate (%)	12% - 13%	13% - 15%	12%
Expected life of stock options (years)	1 – 5	1 – 5	1 – 5
Share price at the measurement date	R$ 55.54	R$ 48.24	R$ 72.59
Model used	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$ 19.13	R$ 17.98	R$ 34.86

The following table illustrates the number and movements in stock options during the period:

	Weighted average exercise price (in Reais)	Number of stock options
		2022	2021	2020
Outstanding at January 1	92.33	3,086,728	2,510,983	2,364,214
Granted	53.02	1,234,919	1,170,000	477,220
Exercised	-	-	(442,669)	(56,092)
Forfeited	107.25	(365,749)	(60,000)	(274,359)
Expired	97.80	(226,611)	(91,586)	-
Outstanding at December 31	79.47	3,729,287	3,086,728	2,510,983
Exercisable	97.65	1,133,774	542,061	-

The share-based compensation expense recognized in general and administrative expenses in the statement of income for the year ended December 31, 2022 was R$ 27,242 (R$ 43,377 and R$32,610 in 2021 and 2020, respectively).

b.2) Restricted Stock Units (RSU) Program

On July 8, 2022, the Company approved the new Restricted Stock Units (RSU) program for employees. The participant's right to effectively receive ownership of the restricted shares will be conditioned on the participant's continuance as an employee or director in the business group from the grant date until vesting.

The executives will be entitled to these shares in a proportion of 10%, 20%, 30%, 40% each year.

In July 2022 and September 2022, 442,546 and 4,678 RSUs were granted, respectively, to Afya’s executives, with vesting periods from May 2023 to May 2026. Fair values at grant date were R$48.24 and R$72.59, respectively.

The Company accounts for the RSU plan as an equity-settled plan, except for the portion of labor and social securities obligations.

Total RSU expense recognized in general and administrative expenses in the statement of income for the year ended December 31, 2022 amount R$4,032. Social charges amount R$2,167 on social obligations liabilities as of December 31, 2022.